Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of loss per share

	2022 £’000	2021 £’000	2020 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(7,656)	(5,460)	(22,189)
Denominator
Weighted average number of ordinary shares used in basic EPS:	4,941,793	4,027,345	2,142,000
Basic and diluted loss per share:
Continuing operations – £	(1.55)	(1.36)	(10.36)